CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues
Total operating revenues	$ 1,020.8	$ 1,010.6	$ 771.6
Gain on disposals	0.3	0.4	0.6
Operating expenses
Rig operating and maintenance expenses	(500.6)	(456.4)	(359.3)
Depreciation of non-current assets	(148.0)	(131.2)	(117.4)
General and administrative expenses	(50.4)	(49.2)	(45.1)
Total operating expenses	(699.0)	(636.8)	(521.8)
Operating income	322.1	374.2	250.4
(Loss) / income from equity method investments	(2.7)	(1.2)	4.9
Financial income (expenses), net
Interest income	3.7	6.4	4.9
Interest expense	(228.4)	(211.7)	(177.2)
Other financial expenses, net	(8.8)	(27.4)	(26.9)
Total financial expenses, net	(233.5)	(232.7)	(199.2)
Income before income taxes	85.9	140.3	56.1
Income tax expense	(40.9)	(58.2)	(34.0)
Net income attributable to shareholders of Borr Drilling Limited	$ 45.0	$ 82.1	$ 22.1
Income per share
Basic income per share (in dollars per share)	$ 0.17	$ 0.33	$ 0.09
Diluted income per share (in dollars per share)	$ 0.17	$ 0.32	$ 0.09
Weighted-average shares outstanding, basic (in shares)	262,335,850	250,891,106	244,270,405
Weighted-average shares outstanding, diluted (in shares)	264,547,154	254,464,295	248,150,614
Related party revenue
Operating revenues
Total operating revenues	$ 0.0	$ 35.0	$ 129.6
Dayrate revenue | Nonrelated party
Operating revenues
Total operating revenues	906.7	848.2	642.0
Bareboat charter revenue | Nonrelated party
Operating revenues
Total operating revenues	78.2	90.8	0.0
Management contract revenue | Nonrelated party
Operating revenues
Total operating revenues	$ 35.9	$ 36.6	$ 0.0